STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		12 Months Ended		118 Months Ended	121 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2013
STATEMENTS OF OPERATIONS [Abstract]
Revenues					$ 9,694	$ 9,694
Revenues from Related Parties					2,346	2,346
Total Revenue					12,040	12,040
Cost of Sales					8,394	8,394
Cost of Sales to Related Parties					2,101	2,101
Total Cost of Sales					10,495	10,495
Gross Profit					1,545	1,545
Impairment of Oil and Natural Gas Properties	1,676,548		15,120,574		15,120,574	16,797,122
General & Administrative Expenses	404,253	396,376	2,237,269	1,537,215	3,919,792	4,324,045
Net Loss from Operations	(2,080,801)	(396,376)	(17,357,843)	(1,537,215)	(19,038,821)	(21,119,622)
Other Income/(Expenses):
Interest income	1,300		316		316	1,616
Interest expense	(69,356)		(94,986)	(60)	(110,500)	(179,856)
Net Loss Before Income Taxes	(2,148,857)	(396,376)	(17,452,513)	(1,537,275)	(19,149,005)	(21,297,862)
Provision for Income Taxes					(800)	(800)
Net Loss	$ (2,148,857)	$ (396,376)	$ (17,452,513)	$ (1,537,275)	$ (19,149,805)	$ (21,298,662)
Loss Per Share - Basic and Diluted	$ 0	$ 0	$ (0.04)	$ (0.02)
Weighted Average Shares Outstanding - Basic and Diluted	609,025,787	235,150,000	394,016,867	83,487,568